OTHER EXPENSE (INCOME)	12 Months Ended
Dec. 31, 2025
Other expense (income) [Abstract]
Other Expense (Income)	Other Expense (Income)

For the years ended December 31	2025	2024
Other Expense:
Severance costs	$50	$—
Litigation legal expenses	72	25
Litigation settlement accruals	91	—
Loulo-Gounkoto (note 35)[1]	625	84
Loss (gain) on warrant investments at FVPL	(1)	4
Bank charges	6	4
Loulo-Gounkoto reduced operations costs	136	—
Tanzania community relations projects[2]	10	40
Tax interest and penalties	—	62
Tongon customs and royalty settlements	—	60
Write-offs	41	—
Other	33	57
Total other expense	$1,063	$336
Other Income:
Gain on sale of non-current assets[3]	($1,477)	($24)
Twiga partnership economic benefits sharing adjustment	(10)	(22)
Remeasurement of contingent consideration	(41)	—
Insurance proceeds related to Pueblo Viejo	—	(46)
Loss (gain) on non-hedge derivatives	1	(13)
Interest income on other assets	(45)	(17)
Total other income	($1,572)	($122)
Total	($509)	$214
[1]2024 amount relates to payment to the Government of Mali (“GoM”) to advance negotiations.
[2]2025 amount relates to commitment for education program and 2024 amounts relate to commitment for road construction, both under the
Twiga partnership.
[3]2025 includes a gain of $745 million related to the sale of the Donlin
Gold project, a gain of $546 million related to the sale of Hemlo, a gain of $134 million related to the sale of Tongon and a gain of $53 million related to the sale of the Alturas Project (refer to note 4 for further details).